COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

July 31, 2022 (Unaudited)

		Shares	Value
EXCHANGE-TRADED FUNDS—SHORT-TERM BOND	0.5%
SPDR Portfolio Short Term Corporate Bond ETF		450,000	$13,495,500

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$13,487,533)			13,495,500

PREFERRED SECURITIES—$25 PAR VALUE	2.7%
BANKS	1.2%
Citigroup, Inc., 7.125% to 9/30/23, Series J(a),(b)		110,700	2,936,871
PNC Financial Services Group, Inc./The, 5.354% (3 Month US LIBOR + 4.067%), Series P (FRN)(b),(c)		911,078	23,022,941
Western Alliance Bancorp, 4.25% to 9/30/26, Series A(a),(b)		239,442	5,760,975

			31,720,787

FINANCIAL—INVESTMENT BANKER/BROKER	0.3%
Morgan Stanley, 6.375% to 10/15/24, Series I(a),(b)		342,251	9,062,806

PIPELINES	0.3%
Energy Transfer LP, 7.625% to 8/15/23, Series D(a),(b)		230,045	5,456,667
Energy Transfer LP, 7.60% to 5/15/24, Series E(a),(b)		120,000	2,844,000

			8,300,667

UTILITIES	0.9%
ELECTRIC—FOREIGN	0.4%
Algonquin Power & Utilities Corp., 6.875% to 10/17/23, due 10/17/78 (Canada)(a)		134,649	3,480,677
Algonquin Power & Utilities Corp., 6.20% to 7/1/24, due 7/1/79, Series 19-A (Canada)(a)		353,487	9,017,453

			12,498,130

GAS—DISTRIBUTION	0.5%
NiSource, Inc., 6.50% to 3/15/24, Series B(a),(b)		497,751	13,279,997

TOTAL UTILITIES			25,778,127

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$76,622,163)			74,862,387

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	72.1%
BANKS	21.2%
Bank of America Corp., 6.10% to 3/17/25, Series AA(a),(b)		$33,971,000	34,372,629
Bank of America Corp., 6.125% to 4/27/27, Series TT(a),(b)		11,720,000	11,807,900
Bank of America Corp., 6.25% to 9/5/24, Series X(a),(b)		40,690,000	41,083,201

	Principal Amount		Value
Bank of America Corp., 6.30% to 3/10/26, Series DD(a),(b)	$9,135,000		$9,529,596
Bank of America Corp., 6.50% to 10/23/24, Series Z(a),(b)	34,553,000		35,517,101
Bank of New York Mellon Corp./The, 4.70% to 9/20/25, Series G(a),(b)	7,129,000		7,118,307
Citigroup, Inc., 3.875% to 2/18/26(a),(b)	21,628,000		19,823,143
Citigroup, Inc., 5.90% to 2/15/23(a),(b)	23,388,000		23,280,481
Citigroup, Inc., 5.95% to 1/30/23(a),(b)	39,415,000		39,301,460
Citigroup, Inc., 5.95% to 5/15/25, Series P(a),(b)	21,592,000		21,273,734
Citizens Financial Group, Inc., 5.65% to 10/6/25, Series F(a),(b)	4,250,000		4,378,350
CoBank ACB, 6.25% to 10/1/22, Series F(a),(b)	48,100	†	4,846,075
CoBank ACB, 6.25% to 10/1/26, Series I(a),(b)	1,300,000		1,259,169
Comerica, Inc., 5.625% to 7/1/25(a),(b)	11,062,000		11,393,860
Corestates Capital II, 3.162% (3 Month US LIBOR + 0.65%), due 1/15/27, 144A (TruPS) (FRN)(c),(d)	15,000,000		13,955,682
Corestates Capital III, 1.981% (3 Month US LIBOR + 0.57%), due 2/15/27, 144A (TruPS) (FRN)(c),(d)	24,981,000		23,152,529
Farm Credit Bank of Texas, 5.70% to 9/15/25, Series 4, 144A(a),(b),(d)	7,425,000		7,087,348
Farm Credit Bank of Texas, 6.75% to 9/15/23(a),(b),(d)	8,000	†	822,000
First Maryland Capital II, 2.136% (3 Month US LIBOR + 0.85%), due 2/1/27 (TruPS) (FRN)(c)	10,000,000		9,382,963
Goldman Sachs Group, Inc./The, 5.50% to 8/10/24, Series Q(a),(b)	10,279,000		10,260,985
Huntington Bancshares, Inc., 4.45% to 10/15/27, Series G(a),(b)	7,752,000		7,255,706
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(a),(b)	13,929,000		13,946,063
JPMorgan Chase & Co., 6.276% (3 Month US LIBOR + 3.47%), Series I (FRN)(b),(c)	482,000		479,810
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(a),(b)	46,900,000		48,219,063
KeyCorp Capital I, 3.017% (3 Month US LIBOR + 0.74%), due 7/1/28 (TruPS) (FRN)(c)	17,390,000		15,894,418
PNC Financial Services Group, Inc./The, 4.964% (3 Month US LIBOR + 3.678%), Series O (FRN)(b),(c)	28,671,000		28,551,574
PNC Financial Services Group, Inc./The, 6.00% to 5/15/27, Series U(a),(b)	5,660,000		5,709,525
SVB Financial Group, 4.00% to 5/15/26, Series C(a),(b)	10,030,000		8,143,366
SVB Financial Group, 4.25% to 11/15/26, Series D(a),(b)	16,552,000		13,116,414
Truist Financial Corp., 2.479% (3 Month US LIBOR + 0.65%), due 3/15/28 (TruPS) (FRN)(c)	20,003,000		18,337,227
Truist Financial Corp., 4.95% to 9/1/25, Series P(a),(b)	34,494,000		34,942,422
Wells Fargo & Co., 3.012% (3 Month US LIBOR + 0.50%), due 1/15/27 (FRN)(c)	12,920,000		11,976,716
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(a),(b)	43,666,000		40,472,924

		Principal Amount	Value
Wells Fargo & Co., 5.875% to 6/15/25, Series U(a),(b)		$10,900,000	$11,022,283

			587,714,024

BANKS—FOREIGN	16.2%
Banco Mercantil del Norte SA/Grand Cayman, 5.875% to 1/24/27, 144A (Mexico)(a),(b),(d),(e)		2,200,000	1,831,500
Banco Santander SA, 7.50% to 2/8/24 (Spain)(a),(b),(e),(f)		8,400,000	8,530,914
Bank of Montreal, 4.30% to 10/26/25, due 11/26/80 (Canada)(a)		7,900,000	5,773,530
Bank of Nova Scotia/The, 4.90% to 6/4/25 (Canada)(a),(b)		11,985,000	11,700,356
Barclays PLC, 6.125% to 12/15/25 (United Kingdom)(a),(b),(e)		3,200,000	3,089,760
Barclays PLC, 6.375% to 12/15/25 (United Kingdom)(a),(b),(e),(f)		3,200,000	3,689,934
Barclays PLC, 7.25% to 3/15/23 (United Kingdom)(a),(b),(e),(f)		7,000,000	8,604,517
Barclays PLC, 7.875% to 9/15/22 (United Kingdom)(a),(b),(e),(f)		4,000,000	4,899,024
Barclays PLC, 8.00% to 6/15/24 (United Kingdom)(a),(b),(e)		14,000,000	14,455,000
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(a),(b),(e),(f)		19,800,000	25,316,082
BNP Paribas SA, 6.625% to 3/25/24, 144A (France)(a),(b),(d),(e)		4,700,000	4,733,403
BNP Paribas SA, 7.375% to 8/19/25, 144A (France)(a),(b),(d),(e)		11,000,000	11,445,160
Credit Agricole SA, 6.875% to 9/23/24, 144A (France)(a),(b),(d),(e)		23,797,000	24,041,652
Credit Agricole SA, 7.875% to 1/23/24, 144A (France)(a),(b),(d),(e)		32,000,000	32,980,000
Credit Suisse Group AG, 7.50% to 12/11/23, 144A (Switzerland)(a),(b),(d),(e)		5,600,000	5,517,551
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (Switzerland)(a),(b),(d),(e)		28,910,000	26,938,338
Credit Suisse Group AG, 9.75% to 6/23/27, 144A (Switzerland)(a),(b),(d),(e)		27,400,000	29,167,300
ING Groep N.V., 5.75% to 11/16/26 (Netherlands)(a),(b),(e)		11,600,000	11,093,202
ING Groep N.V., 6.50% to 4/16/25 (Netherlands)(a),(b),(e)		9,800,000	9,665,446
ING Groep N.V., 6.75% to 4/16/24 (Netherlands)(a),(b),(e),(f)		11,400,000	11,464,296
Intesa Sanpaolo SpA, 7.70% to 9/17/25, 144A (Italy)(a),(b),(d),(e)		5,400,000	5,062,500
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom)(a),(b),(e)		14,800,000	14,971,212
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(a),(b),(e)		17,700,000	17,965,500
NatWest Group PLC, 6.00% to 12/29/25 (United Kingdom)(a),(b),(e)		11,600,000	11,346,308
NatWest Group PLC, 8.00% to 8/10/25 (United Kingdom)(a),(b),(e)		16,551,000	17,112,493
Nordea Bank Abp, 6.625% to 3/26/26, 144A (Finland)(a),(b),(d),(e)		8,200,000	8,222,204
Skandinaviska Enskilda Banken AB, 6.875% to 6/30/27 (Sweden)(a),(b),(e),(f)		6,000,000	6,048,750

		Principal Amount	Value
Societe Generale SA, 7.875% to 12/18/23, 144A (France)(a),(b),(d),(e)		$29,400,000	$29,845,238
Societe Generale SA, 8.00% to 9/29/25, 144A (France)(a),(b),(d),(e)		10,600,000	10,898,437
Standard Chartered PLC, 7.75% to 4/2/23, 144A (United Kingdom)(a),(b),(d),(e)		27,800,000	28,513,486
UBS Group AG, 6.875% to 8/7/25 (Switzerland)(a),(b),(e),(f)		10,000,000	10,245,220
UBS Group AG, 7.00% to 1/31/24, 144A (Switzerland)(a),(b),(d),(e)		26,050,000	26,587,411
UBS Group AG, 7.00% to 2/19/25 (Switzerland)(a),(b),(e),(f)		8,000,000	8,344,032

			450,099,756

ELECTRIC	4.6%
American Electric Power Co., Inc., 2.031%, due 3/15/24		20,180,000	19,644,556
American Electric Power Co., Inc., 3.875% to 11/15/26, due 2/15/62(a)		7,610,000	6,441,759
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(a),(b)		14,239,000	13,028,618
Dominion Energy, Inc., 4.65% to 12/15/24, Series B(a),(b)		5,552,000	5,191,120
Duke Energy Corp., 4.875% to 9/16/24(a),(b)		8,790,000	8,328,239
NextEra Energy Capital Holdings, Inc., 4.45%, due 6/20/25		4,620,000	4,768,218
Southern California Edison Co., 4.70%, due 6/1/27, Series D		6,900,000	7,090,199
Southern Co./The, 3.75% to 6/15/26, due 9/15/51, Series 21-A(a)		6,951,000	6,143,919
Southern Co./The, 4.00% to 10/15/25, due 1/15/51, Series B(a)		8,140,000	7,601,472
Southern Co./The, 4.475%, due 8/1/24		17,800,000	17,969,070
Southern Co./The, 5.113%, due 8/1/27		19,350,000	19,844,017
Southern Co./The, 5.459% (3 Month US LIBOR + 3.63%), due 3/15/57, Series B (FRN)(c)		12,953,000	12,907,665

			128,958,852

ELECTRIC—FOREIGN	1.9%
Electricite de France SA, 5.25% to 1/29/23, 144A (France)(a),(b),(d)		8,650,000	8,314,813
Electricite de France SA, 6.00% to 1/29/26, Series EMTN (France)(a),(b),(f)		9,000,000	10,287,001
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(a)		35,090,000	35,003,929

			53,605,743

ELECTRIC—INTEGRATED—FOREIGN	1.0%
Enel Finance International NV, 4.25%, due 6/15/25, 144A (Italy)(d)		14,200,000	14,104,820

		Principal Amount	Value
Enel Finance International NV, 4.625%, due 6/15/27, 144A (Italy)(d)		$14,000,000	$13,916,928

			28,021,748

FINANCIAL	3.9%
DIVERSIFIED FINANCIAL SERVICES	0.2%
Apollo Management Holdings LP, 4.95% to 12/17/24, due 1/14/50, 144A(a),(d)		5,035,000	4,358,562
Ares Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51, 144A(a),(d)		470,000	399,719

			4,758,281

DIVERSIFIED FINANCIAL SERVICES—FOREIGN	0.2%
Julius Baer Group Ltd., 6.875% to 6/9/27 (Switzerland)(a),(b),(e),(f)		6,600,000	6,639,785

INVESTMENT BANKER/BROKER	3.5%
Charles Schwab Corp./The, 4.00% to 6/1/26, Series I(a),(b)		27,803,000	25,317,968
Charles Schwab Corp./The, 5.375% to 6/1/25, Series G(a),(b)		57,274,000	58,442,390
Charles Schwab Corp./The, 6.106% (3 Month US LIBOR + 4.82%) (FRN)(b),(c)		13,650,000	13,659,003

			97,419,361

TOTAL FINANCIAL			108,817,427

INSURANCE	15.8%
FINANCE	0.1%
Liberty Mutual Group, Inc., 4.125% to 9/15/26, due 12/15/51, 144A(a),(d)		4,504,000	3,751,693

LIFE/HEALTH INSURANCE	5.7%
Equitable Holdings, Inc., 4.95% to 9/15/25, Series B(a),(b)		8,810,000	8,665,019
Prudential Financial, Inc., 5.20% to 3/15/24, due 3/15/44(a)		18,459,000	17,854,236
Prudential Financial, Inc., 5.375% to 5/15/25, due 5/15/45(a)		6,812,000	6,663,679
Prudential Financial, Inc., 5.625% to 6/15/23, due 6/15/43(a)		55,494,000	55,428,240
Prudential Financial, Inc., 5.875% to 9/15/22, due 9/15/42(a)		51,649,000	51,269,479
SBL Holdings, Inc., 6.50% to 11/13/26, 144A(a),(b),(d)		9,770,000	7,180,950

		Principal Amount	Value
Voya Financial, Inc., 5.65% to 5/15/23, due 5/15/53(a)		$12,564,000	$12,014,827

			159,076,430

LIFE/HEALTH INSURANCE—FOREIGN	6.4%
Dai-ichi Life Insurance Co., Ltd./The, 5.10% to 10/28/24, 144A (Japan)(a),(b),(d)		28,850,000	28,875,830
Fukoku Mutual Life Insurance Co., 6.50% to 9/19/23 (Japan)(a),(b),(f)		13,946,000	14,176,109
Hanwha Life Insurance Co., Ltd., 4.70% to 4/23/23, 144A (South Korea)(a),(b),(d)		4,000,000	3,975,000
Kyobo Life Insurance Co., Ltd., 5.90% to 6/15/27, 144A (South Korea)(a),(b),(d)		6,600,000	6,641,250
Meiji Yasuda Life Insurance Co., 5.20% to 10/20/25, due 10/20/45, 144A (Japan)(a),(d)		17,280,000	17,272,849
Nippon Life Insurance Co., 5.00% to 10/18/22, due 10/18/42, 144A (Japan)(a),(d)		35,550,000	35,558,046
Nippon Life Insurance Co., 5.10% to 10/16/24, due 10/16/44, 144A (Japan)(a),(d)		38,600,000	38,607,682
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)(a),(b),(e),(f)		8,200,000	6,867,500
Sumitomo Life Insurance Co., 6.50% to 9/20/23, due 9/20/73, 144A (Japan)(a),(d)		25,000,000	25,306,560

			177,280,826

MULTI-LINE	0.5%
Hartford Financial Services Group, Inc./The, 3.536% (3 Month US LIBOR + 2.125%), due 2/12/67, Series ICON, 144A (FRN)(c),(d)		16,381,000	13,330,282

PROPERTY CASUALTY	0.2%
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(a)		7,480,000	6,437,357

PROPERTY CASUALTY—FOREIGN	2.5%
QBE Insurance Group Ltd., 5.875% to 5/12/25, 144A (Australia)(a),(b),(d)		8,700,000	8,491,200
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (Australia)(a),(f)		10,661,000	10,793,240
QBE Insurance Group Ltd., 7.50% to 11/24/23, due 11/24/43, 144A (Australia)(a),(d)		30,995,000	31,516,272
Sompo Japan Insurance, Inc., 5.325% to 3/28/23, due 3/28/73, 144A (Japan)(a),(d)		17,995,000	17,989,578

			68,790,290

		Principal Amount	Value
REINSURANCE	0.4%
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51, 144A(a),(d)		$11,622,000	$9,643,236

TOTAL INSURANCE			438,310,114

OIL & GAS—FOREIGN	0.9%
BP Capital Markets PLC, 4.375% to 6/22/25 (United Kingdom)(a),(b)		24,362,000	24,112,777

PIPELINES—FOREIGN	1.2%
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(a)		3,500,000	3,333,707
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(a)		4,369,000	4,149,896
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(a)		25,019,000	24,607,413

			32,091,016

REAL ESTATE—RETAIL—FOREIGN	0.5%
Scentre Group Trust 2, 4.75% to 6/24/26, due 9/24/80, 144A (Australia)(a),(d)		13,500,000	12,434,365

TELECOMMUNICATIONS—COMMUNICATIONS—FOREIGN	0.6%
Vodafone Group PLC, 6.25% to 7/3/24, due 10/3/78 (United Kingdom)(a),(f)		18,200,000	17,875,767

UTILITIES	4.3%
ELECTRIC	1.9%
Edison International, 5.00% to 12/15/26, Series B(a),(b)		8,115,000	6,865,967
Edison International, 5.375% to 3/15/26, Series A(a),(b)		9,173,000	7,926,941
Sempra Energy, 4.125% to 1/1/27, due 4/1/52(a)		14,580,000	12,342,203
Sempra Energy, 4.875% to 10/15/25(a),(b)		27,980,000	27,194,301

			54,329,412

ELECTRIC—FOREIGN	2.4%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(a)		15,516,000	13,720,799
Enel SpA, 8.75% to 9/24/23, due 9/24/73, 144A (Italy)(a),(d)		50,860,000	52,453,189

			66,173,988

TOTAL UTILITIES			120,503,400

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$2,099,680,570)			2,002,544,989

		Principal Amount	Value
CORPORATE BONDS	19.6%
COMMUNICATIONS—TOWERS	1.1%
American Tower Corp., 1.45%, due 9/15/26		$6,500,000	$5,817,910
American Tower Corp., 3.125%, due 1/15/27		5,000,000	4,775,616
SBA Communications Corp., 3.875%, due 2/15/27		19,700,000	18,819,410

			29,412,936

CONSUMER CYCLICAL	0.3%
GSK Consumer Healthcare Capital UK PLC, 3.125%, due 3/24/25, 144A(d)		6,000,000	5,925,815
GSK Consumer Healthcare Capital US LLC, 3.024%, due 3/24/24, 144A(d)		2,400,000	2,372,111

			8,297,926

ELECTRIC	2.8%
Dominion Energy, Inc., 1.45%, due 4/15/26, Series A		7,000,000	6,501,978
Dominion Energy, Inc., 3.071%, due 8/15/24		14,541,000	14,288,617
DTE Energy Co., 2.529%, due 10/1/24, Series C		5,900,000	5,742,264
Georgia Power Co., 2.20%, due 9/15/24, Series A		7,000,000	6,791,014
NextEra Energy Capital Holdings, Inc., 0.65%, due 3/1/23		8,000,000	7,877,679
Southern California Edison Co., 0.70%, due 4/3/23		12,390,000	12,121,540
Southern California Edison Co., 1.10%, due 4/1/24		15,250,000	14,625,988
Southern California Edison Co., 4.20%, due 6/1/25, Series C		10,380,000	10,518,272

			78,467,352

ELECTRIC—FOREIGN	0.2%
Emera US Finance LP, 0.833%, due 6/15/24 (Canada)		6,450,000	6,066,742

ENERGY	0.1%
East Ohio Gas Co./The, 1.30%, due 6/15/25, 144A(d)		4,270,000	3,973,293

FINANCIAL	2.4%
DIVERSIFIED FINANCIAL SERVICES	1.6%
BGC Partners, Inc., 3.75%, due 10/1/24		7,000,000	6,837,883
BGC Partners, Inc., 4.375%, due 12/15/25		4,000,000	3,917,925
Ford Motor Credit Co. LLC, 3.37%, due 11/17/23		5,635,000	5,528,500
General Motors Financial Co., Inc., 3.283% (3 Month US LIBOR + 0.99%), due 1/5/23 (FRN)(c)		3,875,000	3,867,011
General Motors Financial Co., Inc., 3.399% (SOFR + 1.30%), due 4/7/25 (FRN)(c)		6,425,000	6,264,428
General Motors Financial Co., Inc., 3.80%, due 4/7/25		6,000,000	5,924,977

		Principal Amount	Value
National Rural Utilities Cooperative Finance Corp., 1.875%, due 2/7/25, Series MTN		$13,920,000	$13,473,113

			45,813,837

INVESTMENT BANKER/BROKER	0.8%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, due 2/1/27, 144A(d)		3,000,000	2,679,360
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, due 6/15/29, 144A(d)		1,800,000	1,539,036
Morgan Stanley, 3.368% (SOFR + 1.165%), due 4/17/25 (FRN)(c)		17,500,000	17,348,576

			21,566,972

TOTAL FINANCIAL			67,380,809

FINANCIAL—FOREIGN	0.6%
AerCap Ireland Capital DAC Trust, 1.65%, due 10/29/24 (Ireland)		19,120,000	17,777,393

INTEGRATED TELECOMMUNICATIONS SERVICES	2.1%
AT&T, Inc., 0.90%, due 3/25/24		18,000,000	17,299,584
AT&T, Inc., 2.875% to 3/2/25, Series B(a),(b)		6,000,000	5,674,461
T-Mobile USA, Inc., 2.25%, due 2/15/26		6,420,000	5,993,616
T-Mobile USA, Inc., 2.625%, due 4/15/26		10,000,000	9,439,200
T-Mobile USA, Inc., 3.50%, due 4/15/25		7,000,000	6,924,889
Verizon Communications, Inc., 2.511% (3 Month US LIBOR + 1.10%), due 5/15/25 (FRN)(c)		13,211,000	13,191,667

			58,523,417

MEDIA	0.4%
Magallanes, Inc., 3.788%, due 3/15/25, 144A(d)		10,000,000	9,778,206

PIPELINES—FOREIGN	0.7%
Enbridge, Inc., 1.60%, due 10/4/26 (Canada)		6,940,000	6,341,545
Enbridge, Inc., 1.987% (SOFR + 0.63%), due 2/16/24 (FRN) (Canada)(c)		4,735,000	4,673,112
Enbridge, Inc., 2.15%, due 2/16/24 (Canada)		4,735,000	4,625,619
Enbridge, Inc., 2.50%, due 2/14/25 (Canada)		2,745,000	2,656,867

			18,297,143

REAL ESTATE	8.6%
DIVERSIFIED	0.5%
American Finance Trust, Inc./American Finance Operating Partner LP, 4.50%, due 9/30/28, 144A(d)		7,695,000	6,202,439
CTR Partnership LP/CareTrust Capital Corp., 3.875%, due 6/30/28, 144A(d)		5,350,000	4,734,777

		Principal Amount	Value
National Retail Properties, Inc., 3.90%, due 6/15/24		$3,760,000	$3,761,225

			14,698,441

FINANCE	1.0%
Essex Portfolio LP, 3.875%, due 5/1/24		1,400,000	1,399,437
Newmark Group, Inc., 6.125%, due 11/15/23		17,310,000	17,421,773
Retail Opportunity Investments Partnership LP, 4.00%, due 12/15/24		10,200,000	9,946,622

			28,767,832

HEALTH CARE	1.4%
MPT Operating Partnership LP/MPT Finance Corp., 5.25%, due 8/1/26		1,600,000	1,568,776
Sabra Health Care LP, 5.125%, due 8/15/26		8,433,000	8,295,029
Welltower, Inc., 3.625%, due 3/15/24		10,060,000	10,048,097
Welltower, Inc., 4.00%, due 6/1/25		9,344,000	9,344,963
Welltower, Inc., 4.50%, due 1/15/24		8,289,000	8,362,578

			37,619,443

NET LEASE	2.0%
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, due 12/15/27, 144A(d)		6,000,000	5,265,904
Highwoods Realty LP, 3.625%, due 1/15/23		5,000,000	4,997,308
Realty Income Corp., 4.60%, due 2/6/24		9,200,000	9,335,876
Realty Income Corp., 4.875%, due 6/1/26		6,996,000	7,234,675
VICI Properties LP/VICI Note Co., Inc., 3.50%, due 2/15/25, 144A(d)		13,799,000	13,057,334
VICI Properties LP/VICI Note Co., Inc., 3.75%, due 2/15/27, 144A(d)		6,500,000	5,962,980
VICI Properties LP/VICI Note Co., Inc., 4.25%, due 12/1/26, 144A(d)		2,650,000	2,494,793
WP Carey, Inc., 4.60%, due 4/1/24		7,610,000	7,673,382

			56,022,252

OFFICE	1.2%
Alexandria Real Estate Equities, Inc., 3.80%, due 4/15/26		5,000,000	4,980,168
Brandywine Operating Partnership LP, 3.95%, due 2/15/23		1,000,000	1,000,207
Kilroy Realty LP, 3.45%, due 12/15/24		26,569,000	25,982,949

			31,963,324

		Principal Amount	Value
RETAIL	0.2%
Retail Opportunity Investments Partnership LP, 5.00%, due 12/15/23		$6,600,000	$6,609,917

SELF STORAGE	0.3%
CubeSmart LP, 4.00%, due 11/15/25		7,789,000	7,745,334

SHOPPING CENTERS	1.4%
COMMUNITY CENTER	1.2%
Federal Realty Investment Trust, 3.95%, due 1/15/24		9,200,000	9,211,638
Kimco Realty Corp., 2.70%, due 3/1/24		6,459,000	6,342,138
Kimco Realty Corp., 3.50%, due 4/15/23		8,635,000	8,628,645
Kimco Realty Corp., 3.85%, due 6/1/25		5,550,000	5,509,547
Kimco Realty Corp., 4.45%, due 1/15/24		2,362,000	2,373,987

			32,065,955

REGIONAL MALL	0.2%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 5.75%, due 5/15/26, 144A(d)		6,426,000	6,273,736

TOTAL SHOPPING CENTERS			38,339,691

SPECIALTY	0.6%
Equinix, Inc., 1.00%, due 9/15/25		4,500,000	4,105,887
Equinix, Inc., 2.625%, due 11/18/24		12,046,000	11,680,907

			15,786,794

TOTAL REAL ESTATE			237,553,028

UTILITIES	0.3%
National Rural Utilities Cooperative Finance Corp., 1.00%, due 10/18/24, Series D		9,520,000	9,026,012

TOTAL CORPORATE BONDS (Identified cost—$569,937,401)			544,554,257

		Shares
SHORT-TERM INVESTMENTS	4.8%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 1.67%(g)		132,133,867	132,133,867

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$132,133,867)			132,133,867

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$2,891,861,534)	99.7%		2,767,591,000
OTHER ASSETS IN EXCESS OF LIABILITIES	0.3		8,558,171

NET ASSETS	100.0%		$2,776,149,171

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	10,121,591	USD	10,601,253	8/2/22	$256,484
Brown Brothers Harriman	GBP	40,314,883	USD	48,974,520	8/2/22	(120,938)
Brown Brothers Harriman	GBP	2,225,501	USD	2,675,687	8/2/22	(34,528)
Brown Brothers Harriman	USD	4,680,830	EUR	4,571,940	8/2/22	(8,080)
Brown Brothers Harriman	USD	5,662,031	EUR	5,549,651	8/2/22	9,988
Brown Brothers Harriman	USD	51,817,591	GBP	42,540,384	8/2/22	(11,918)
Brown Brothers Harriman	CAD	7,395,611	USD	5,733,387	8/3/22	(41,936)
Brown Brothers Harriman	USD	5,777,505	CAD	7,395,611	8/3/22	(2,182)
Brown Brothers Harriman	CAD	7,448,513	USD	5,818,264	9/2/22	1,849
Brown Brothers Harriman	EUR	5,591,228	USD	5,716,192	9/2/22	(10,527)
Brown Brothers Harriman	GBP	43,753,598	USD	53,328,635	9/2/22	8,145

						$46,357

Glossary of Portfolio Abbreviations

CAD	Canadian Dollar
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor’s Depositary Receipt
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)	Security converts to floating rate after the indicated fixed-rate coupon period.
(b)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(c)	Variable rate. Rate shown is in effect at July 31, 2022.
(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $715,184,347 which represents 25.8% of the net assets of the Fund, of which 0.0% are illiquid.

(e)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $446,133,155 or 16.1% of the net assets of the Fund.

(f)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $153,782,171 which represents 5.5% of the net assets of the Fund, of which 0.0% are illiquid.

(g)	Rate quoted represents the annualized seven-day yield.

Country Summary	% of Net Assets
United States	59.2
United Kingdom	7.2
Japan	6.4
Canada	4.9
France	4.8
Switzerland	4.1
Italy	3.1
Australia	2.3
Netherlands	1.1
Ireland	0.6
Other (includes short-term investments)	6.3

100.0

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by the investment advisor to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of July 31, 2022 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)		Total
Exchange-Traded Funds	$13,495,500	$		$		$13,495,500
Preferred Securities—$25 Par Value	74,862,387		—		—	74,862,387
Preferred Securities—Capital Securities	—		2,002,544,989		—	2,002,544,989
Corporate Bonds	—		544,554,257		—	544,554,257
Short-Term Investments	—		132,133,867		—	132,133,867

Total Investments in Securities(a)	$88,357,887		$2,679,233,113		$—	$2,767,591,000

Forward Foreign Currency Exchange Contracts	$—		$276,466		$—	$276,466

Total Derivative Assets(a)	$—		$276,466		$—	$276,466

Forward Foreign Currency Exchange Contracts	$—		$(230,109)		$—	$(230,109)

Total Derivative Liabilities(a)	$—		$(230,109)		$—	$(230,109)

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

The following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity for the three months ended July 31, 2022:

Forward Foreign Currency Exchange Contracts
Average Notional Amount	$66,125,561